Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended		43 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011
Statement of Cash Flows [Abstract]
Net loss	$ 1,352,789	$ (15,374,482)	$ (32,615,413)
Depreciation	33,713	28,326	180,858
Stock-based compensation	585,000	14,929,920	25,406,952
Accretion of beneficial conversion features			541,131
Loss on extinguishment of convertible debt			700,535
Financing costs			1,389,908
Income tax benefit on flow-through shares	(14,733)		(14,733)
Changes in operating assets and liabilities		(9,493)	(9,455)
Deposits	38,320	(15,852)	(18,649)
Accounts payable	150,468	75,604	979,105
Accrued liabilities	472,696	173,088	1,654,537
Net Cash Used in Operating Activities	(87,325)	(192,889)	(1,805,224)
Cash received in reverse acquisition			8,510
Purchase of property, plant and equipment	(51,415)		(391,390)
Net Cash Used in Investing Activities	(51,415)		(382,880)
Proceeds from notes payable to related parties	49,246		202,196
Proceeds from sale of common stock	8,046	160,792	641,707
Proceeds from sale of flow-through shares	94,584		204,223
Proceeds from sale of convertible debentures			1,137,581
Loans from related parties		34,636	39,482
Payments on convertible debentures		(4,836)	(24,071)
Payments on notes payable to related parties	(17,438)		(27,121)
Net Cash Provided by Financing Activities	134,438	190,592	2,174,997
Foreign currency effect on cash	(81)	2,102	20,986
Net Increase (Decrease) in Cash and Cash Equivalents	(4,383)	(195)	7,879
Cash and Cash Equivalents, beginning balance	12,262	195
Cash and Cash Equivalents, ending balance	7,879		7,879
Interest	0	0	4,771
Income taxes	0	0	0
Fair value of beneficial conversion feature of convertible debentures	0	0	544,307
Conversion of debentures into common stock	0	0	1,116,391
Premium on flow-through shares			36,306
Shares issued to extinguish debt	0	0	99,138
Accounts payable settled through the issuance of stock	34,878		133,291
Note payable issued to acquire land	$ 204,760		$ 204,760